Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-14625
Entity Tax Identification Number	53-0085950
Amendment Flag	false
Entity Central Index Key	0001070750
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false